PFM MULTI-MANAGER SERIES TRUST
(the “Trust”)

Supplement dated April 16, 2026 to
the Trust’s Summary Prospectus, Prospectus,
and Statement of Additional Information
each dated January 28, 2026, for the
First American Multi-Manager Domestic Equity Fund
First American Multi-Manager Fixed-Income Fund
First American Multi-Manager International Equity Fund

This supplement provides new and additional information to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated January 28, 2026, as supplemented, for the First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund), the First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) and the First American Multi-Manager International Equity Fund (International Equity Fund) (each, a Fund), as applicable. You can find the Summary Prospectus, Prospectus, and the Funds’ Statement of Additional Information, as well as other information about each Fund, for the Domestic Equity Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html, for the International Equity Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html, and for the Fixed-Income Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You may also obtain this information at no charge by calling 1-800-527-5412.

John Spagnola, Interested Trustee, Managing Director of the Adviser and a member of the USBAM’s Outsourced Chief Investment Officer (OCIO) Investment Committee, has announced his retirement. As of July 1, 2026, all references to Mr. Spagnola are hereby removed from the Summary Prospectus, Prospectus, and Statement of Additional Information.
Kenneth Schiebel, CFA, Managing Director of the Adviser, USBAM’s Chief Investment Officer, Public Sector Management and OCIO Strategies and current Chairman of USBAM’s OCIO Investment Committee, has announced his retirement. As of April 1, 2026, all references to Mr. Schiebel are hereby removed from the Summary Prospectus, Prospectus, and Statement of Additional Information.
Effective April 1, 2026, James Palmer’s biography in the Summary Prospectus and Prospectus has been revised with the following:
James Palmer, CFA is a Managing Director of the Adviser, USBAM’s Chief Investment Officer and a member of USBAM’s OCIO Investment Committee.
Effective March 26, 2026, Patrick Mahoney’s biography in the Summary Prospectus and Prospectus has been revised with the following:
Patrick Mahoney is a Managing Director of the Adviser, Head of OCIO Investments, and serves as current Chairman of USBAM’s OCIO Investment Committee.

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Please keep this supplement with your Summary Prospectus,
Prospectus, and Statement of Additional Information for future reference.
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